Borrowings and Embedded Derivatives - Summary of Change in Fair Value of Convertible Note Embedded Derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Borrowings [Line Items]
Beginning balance	$ 872,428	$ 2,996,220	$ 0
Early conversion of February 2020 Notes	0	(484,956)
Initial Recognition			641,500
Fair Value (Gain)/Loss	(667,028)	(1,638,837)	2,354,720
Foreign exchange movement	(1)	1
Ending balance	205,399	872,428	2,996,220
February 2020 Notes Embedded Derivative
Disclosure Of Detailed Information About Borrowings [Line Items]
Beginning balance	90,682	1,060,167	0
Early conversion of February 2020 Notes	0	(484,956)
Initial Recognition			81,913
Fair Value (Gain)/Loss	(90,682)	(484,529)	978,254
Foreign exchange movement	0	0
Ending balance	0	90,682	1,060,167
April 2020 Notes Embedded Derivative
Disclosure Of Detailed Information About Borrowings [Line Items]
Beginning balance	492,801	1,217,491	0
Early conversion of February 2020 Notes	0	0
Initial Recognition			113,547
Fair Value (Gain)/Loss	(482,505)	(724,690)	1,103,944
Foreign exchange movement	(1)	0
Ending balance	10,295	492,801	1,217,491
November 2020 Notes Embedded Derivative
Disclosure Of Detailed Information About Borrowings [Line Items]
Beginning balance	288,945	718,562	0
Early conversion of February 2020 Notes	0	0
Initial Recognition			446,040
Fair Value (Gain)/Loss	(93,841)	(429,618)	272,522
Foreign exchange movement	0	1
Ending balance	$ 195,104	$ 288,945	$ 718,562